Quarterly Financial Data (unaudited) (Tables)	9 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Unaudited Condensed Financial Data

Unaudited condensed financial data by quarter for the nine months ended December 31, 2013 and the fiscal year ended March 31, 2013 is as follows:

	Quarter Ended
	12/31/2013	9/30/2013	6/30/2013	3/31/2013	12/31/2012	9/30/2012	6/30/2012
	(Dollars in thousands—except per share amounts)
Operations Data:
Net interest income	$18,877	$15,812	$13,417	$14,820	$15,205	$16,059	$16,399
Provision for credit losses	—	—	275	675	4,832	5,029	(2,803)
Non-interest income	8,002	142,679	8,852	7,503	11,844	13,056	13,498
Non-interest expense	23,125	45,232	27,375	35,668	33,849	32,842	32,645
Income (loss) before income tax expense (benefit)	3,754	113,259	(5,381)	(14,020)	(11,632)	(8,756)	55
Income tax expense (benefit)	—	9	—	—	10	(191)	—
Net income (loss)	3,754	113,250	(5,381)	(14,020)	(11,642)	(8,565)	55
Preferred stock dividends in arrears (1)	—	103,163	(1,701)	(1,662)	(1,654)	(1,634)	(1,610)
Preferred stock discount accretion	—	(4,304)	(1,863)	(1,843)	(1,853)	(1,853)	(1,863)
Net income (loss) available to common equity	3,754	212,109	(8,945)	(17,525)	(15,149)	(12,052)	(3,418)
Per Share:
Basic earnings (loss) per common share	$0.41	$10.24	$(0.42)	$(0.82)	$(0.71)	$(0.57)	$(0.16)
Diluted earnings (loss) per common share	0.41	10.24	(0.42)	(0.82)	(0.71)	(0.57)	(0.16)
Dividends per common share	—	—	—	—	—	—	—

(1)	The quarter ended 9/30/2013 includes $104.0 million for retirement of preferred shares.